Retirement Benefit Obligations - Summary of Actuarial Value of Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Recoverable deficit in schemes	€ (427)	€ (424)
Related deferred income tax asset	91	95
Net pension liability	(336)	(329)
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(119)	(113)
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	3	(17)
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(160)	(162)
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(60)	(37)
Defined pension liabilities [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities	(3,109)	(3,337)
Defined pension liabilities [member] | Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities	(1,425)	(1,318)
Defined pension liabilities [member] | Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities	(341)	(829)
Defined pension liabilities [member] | United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities	(1,058)	(946)
Defined pension liabilities [member] | Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities	€ (285)	€ (244)